AB Conservative Wealth Strategy
AB CONSERVATIVE WEALTH STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Strategy's investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 57 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 101 of the Strategy's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Conservative Wealth Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Conservative Wealth Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.09%	0.10%	0.09%	0.09%	0.26%	0.18%	0.12%
Other Expenses		0.09%	0.09%	0.10%	0.09%	0.09%	0.09%	0.09%
Total Other Expenses		0.18%	0.19%	0.19%	0.18%	0.35%	0.27%	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	[1]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Strategy Operating Expenses		1.20%	1.96%	1.96%	0.95%	1.62%	1.29%	0.98%
Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.14%	1.90%	1.90%	0.89%	1.56%	1.23%	0.92%
[1]	Restated to reflect current fees and expenses.
[2]	In connection with the Strategy's investments in AB Multi-Manager Alternative Strategies Fund (the "Fund"), the Adviser has contractually agreed to (i) waive the portion of its management fee attributable to its services after paying subadvisory fees to sub-advisers and (ii) reimburse the Strategy for the "Total Other Expenses" of the Fund (excluding interest and short sales expenses), in each case as included in "Acquired Fund Fees and Expenses" and paid by the Strategy. This fee waiver will remain in effect until December 31, 2016.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the fee waiver remains in effect as agreed upon and that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Conservative Wealth Strategy - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	$ 536	$ 593	$ 293	$ 91	$ 159	$ 125	$ 94
After 3 Years	784	809	609	297	505	403	306
After 5 Years	1,051	1,052	1,052	520	876	702	536
After 10 Years	$ 1,813	$ 2,084	$ 2,280	$ 1,161	$ 1,917	$ 1,551	$ 1,196

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB Conservative Wealth Strategy - USD ($)	CLASS B	CLASS C
After 1 Year	$ 193	$ 193
After 3 Years	609	609
After 5 Years	1,052	1,052
After 10 Years	$ 2,084	$ 2,280

PORTFOLIO TURNOVER
The Strategy or an investment company in which the Strategy invests (an "Underlying Portfolio") pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 6% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity investment styles and in diversification investments (described below) to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 20% in Underlying Portfolios that invest primarily in equity securities of companies, or traditional equity investments, approximately 52% in Underlying Portfolios that invest primarily in traditional debt securities and approximately 29% in Underlying Portfolios that invest primarily in diversification investments with a goal of providing reduced volatility and modest upside potential.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS   UNDERLYING PORTFOLIO                               TARGETED BLEND
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EQUITY        U.S. Large Cap Growth                                       5.25%
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              U.S. Value                                                  5.25%
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              U.S. Small/Mid-Cap Growth                                   0.75%
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              U.S. Small/Mid-Cap Value                                    0.75%
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              International Growth                                        4.00%
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              International Value                                         4.00%
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DIVERSIFIERS  Volatility Management                                      11.50%
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              Multi-Manager Alternative Strategies                        6.00%
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              Multi-Asset Real Return                                     1.50%
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              Bond Inflation Protection                                   9.50%
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BOND          Global Core Bond                                           24.00%
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              Short Duration                                             27.50%
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Within the Strategy's traditional equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies.

The Strategy also invests in Underlying Portfolios that are intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. This category of Underlying Portfolios includes the Multi-Manager Alternative Strategies Fund, which is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected and overseen by the Adviser. These investments will be primarily in four different alternative investment strategies--long/short equity, special situations, credit and global macro. The Strategy invests approximately 6% of its assets in this Underlying Portfolio. Also in this category is the Multi-Asset Real Return Portfolio, which invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. This Underlying Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (principally through derivative instruments) and real estate securities. The Strategy invests approximately 2% of its assets in this Underlying Portfolio.

As part of its diversification investments, the Strategy also invests approximately 12% of its assets in the Volatility Management Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

For the Underlying Portfolios' traditional equity investments, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by equity research analysts specializing in growth research, and equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the Adviser's internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. The Adviser identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments for the Underlying Portfolios' traditional debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-indexed securities). These fixed-income teams draw on the resources and expertise of the Adviser's internal fixed-income research staff, which includes fixed-income research analysts and economists. All fixed-income securities of the Short Duration Bond Underlying Portfolio and Global Core Bond Underlying Portfolio in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by these Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of their currency risk, the Underlying Portfolios may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Underlying Portfolios may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps.
PRINCIPAL RISKS
  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Strategy may be subject to a heightened risk of rising interest rates as the recent period of historically low rates is beginning to end and rates have begun rising. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  FOREIGN (NON-U.S.) RISK: Investments in non-U.S. issuers may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by the Underlying Portfolios may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Strategy's net asset value, or NAV, when one of these investments is performing more poorly than another.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.ABglobal.com (click on "Menu--Americas--Individual Investors--US (US Citizens)", then "Investments--Fund Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2015, the year-to-date unannualized return for Class A shares was -1.79%.

During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Total Returns - AB Conservative Wealth Strategy		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	(0.85%)	4.14%	3.49%
CLASS A | Return After Taxes on Distributions	[1]	(0.98%)	3.52%	2.63%
CLASS A | Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(0.38%)	3.01%	2.46%
CLASS B		(1.21%)	4.29%	3.35%
CLASS C		1.79%	4.32%	3.21%
ADVISOR CLASS		3.89%	5.37%	4.26%
CLASS R		3.14%	4.67%	3.57%
CLASS K	[2]	3.50%	5.00%	3.90%	Mar. 01, 2005
CLASS I	[2]	3.88%	5.35%	4.23%	Mar. 01, 2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.97%	4.45%	4.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		13.69%	15.45%	7.67%
65% Barclays U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[3]	8.68%	8.42%	6.01%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date: 3/1/05 for Class K and Class I shares. Performance information for the period prior to the inception of Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the respective expense ratios of Class K and Class I shares.
[3]	The information in the 65% Barclays U.S. Aggregate Bond Index/35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.